Income Taxes - Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Amount
Loss before income taxes	$ (54,738)	$ (4,152)
Tax expense at statutory rate	(11,495)
Increases (reductions) in taxes resulting from:
Loss attributable to redeemable noncontrolling interest	(225)
Change in fair value of warrant liabilities	70
Change in fair value of derivative liability	(955)
Change in valuation allowance	952
Unrecognized benefit from LLC flow thru structure	11,667
Deferred Rate Change	0
State income taxes, net of federal income tax benefit	0
Other adjustments, net	(14)
Income tax expense	$ 0	$ 0
Tax Rate
Tax expense at statutory rate	21.00%
Increases (reductions) in taxes resulting from:
Loss attributable to redeemable noncontrolling interest	0.40%
Change in fair value of warrant liabilities	(0.10%)
Change in fair value of derivative liability	1.70%
Change in valuation allowance	(1.70%)
Unrecognized benefit from LLC flow thru structure	(21.30%)
Deferred Rate Change	0.00%
State income taxes, net of federal income tax benefit	0.00%
Other adjustments, net	0.00%
Income tax expense	0.00%